CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss for the year	$ (38,350,000)	$ (32,815,000)
Adjustments for:
Gain on deconsolidation of subsidiary (Note 6)	(8,830,000)	0
Impairment of non-current assets (Note 7)	24,304,000	24,870,000
Share-based payments (Note 14(d))	1,998,000	958,000
Depreciation	320,000	305,000
Fair value loss on Silver Stream derivative liability (Note 11)	3,046,000	5,882,000
Investments fair value loss (gain) (Note 4)	4,210,000	(765,000)
Other (income) expenses	(85,000)	129,000
Unrealized foreign exchange loss (gain)	49,000	(404,000)
Deferred income tax recovery	0	(1,587,000)
Equity and dilution loss (gain) on equity accounted investments	5,864,000	(1,446,000)
Loss on disposal of subsidiaries	0	296,000
Operating cash flows before movements in working capital	(7,474,000)	(4,577,000)
Increase in accounts and other receivables	(18,000)	(59,000)
(Decrease) increase in prepaid expenditures	(19,000)	9,000
(Decrease) increase in accounts payables and accrued liabilities	1,068,000	405,000
Total cash used in operating activities	(6,443,000)	(4,222,000)
Cash flows from investing activities
Mineral property expenditures (Notes 6, 7)	(15,771,000)	(17,629,000)
Proceeds from sale of investments	16,357,000	4,937,000
Property and equipment purchases	(707,000)	(272,000)
Option payments and expenditures recovered (Note 6)	1,968,000	148,000
Total cash provided by (used in) investing activities	1,847,000	(12,816,000)
Cash flows from financing activities
Net proceeds from bought deal financing	0	26,677,000
Net proceeds from private placements	0	9,124,000
Proceeds from Silver Stream (Note 11)	4,757,000	3,263,000
Net proceeds from ATM program	0	125,000
Proceeds from exercise of warrants and stock options	668,000	1,296,000
Repayment of lease liability	(112,000)	(94,000)
Finance costs paid	(50,000)	(56,000)
Total cash provided by financing activities	5,263,000	40,335,000
Foreign exchange effect on cash	(52,000)	(298,000)
Change in cash and cash equivalents	615,000	22,999,000
Cash and cash equivalents, beginning	28,901,000	5,902,000
Cash	13,593,000	16,857,000
Term deposits	15,923,000	12,044,000
Cash and cash equivalents, ending	$ 29,516,000	$ 28,901,000